UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Douglas G. Hess, President/
                                         Chief Executive Officer
                                         Advisors Series Trust, c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Avenue,
                                         5th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6872

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

Semper MBS Total Return Fund
--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  934786611
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V567
    Meeting Type:  Special
    Meeting Date:  16-May-2018
          Ticker:  FGZXX
            ISIN:  US31846V5672
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          No vote
       Mark E. Gaumond                                           Mgmt          No vote
       Roger A. Gibson                                           Mgmt          No vote
       Victoria J. Herget                                        Mgmt          No vote
       Richard K. Riederer                                       Mgmt          No vote
       James M. Wade                                             Mgmt          No vote



Semper Short Duration Fund
--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  934786611
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V567
    Meeting Type:  Special
    Meeting Date:  16-May-2018
          Ticker:  FGZXX
            ISIN:  US31846V5672
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          No vote
       Mark E. Gaumond                                           Mgmt          No vote
       Roger A. Gibson                                           Mgmt          No vote
       Victoria J. Herget                                        Mgmt          No vote
       Richard K. Riederer                                       Mgmt          No vote
       James M. Wade                                             Mgmt          No vote



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Douglas G. Hess
Name                 Douglas G. Hess
Title                President, Chief Executive Officer, Principal Executive
                     Officer
Date                 08/22/2018